Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued compensation	$ 5,361	$ 2,084
Accrued external research and development	456	4,329
Accrued professional fees	422	162
Accrued other expenses	265	33
Accrued expenses	$ 6,504	$ 6,608